Document and Entity Information	Total
Cover [Abstract]
Document Type	485BPOS
Document Creation Date	May 13, 2022
Entity Inv Company Type	N-1A
Prospectus Date	May 13, 2022
Amendment Flag	false
Document Period End Date	May 13, 2022
Entity Registrant Name	TIDAL ETF TRUST
Entity Central Index Key	0001742912